UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Par-Four Investment Management, LLC

Address:  50 Tice Boulevard
          Woodcliff Lake, New Jersey 07677

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Labrenz
Title:  Chief Financial Officer
Phone:  (201) 573-7512


Signature, Place and Date of Signing:

/s/  Ed Labrenz                Woodcliff Lake, NJ            February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total: $98,494
                                      (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.         Form 13F File Number          Name

1           028-05431                     Sunrise Partners Limited Partnership

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                 TITLE                      VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP        (x1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED    NONE
--------------                   --------      -----        -------  -------  --- ----   ----------  --------  ----  ------    ----
SELECT SECTOR SPDR TR            SBI INT-FINL   81369Y605    8700    300000   SH  PUT    DEFINED     1             0       0    0
SELECT SECTOR SPDR TR            SBI INT-FINL   81369Y605    8700    300000   SH  PUT     SOLE       0             0       0    0
ANGIOTECH PHARMACEUTICALS INC    COM            34918102      261     75000   SH         DEFINED     1             0   75000    0
ANGIOTECH PHARMACEUTICALS INC    COM            34918102      261     75000   SH          SOLE       0         75000       0    0
ARMSTRONG WORLD INDS INC NEW     COM            04247X102     802     20000   SH         DEFINED     1             0   20000    0
ARMSTRONG WORLD INDS INC NEW     COM            04247X102     802     20000   SH          SOLE       0         20000       0    0
ATLAS AIR WORLDWIDE HLDGS IN     COM            49164205     1516     27961   SH         DEFINED     1             0   27961    0
ATLAS AIR WORLDWIDE HLDGS IN     COM            49164205     1516     27960   SH          SOLE       0         27960       0    0
CBS CORP NEW                     CL B           124857202     484     17750   SH         DEFINED     1             0   17750    0
CBS CORP NEW                     CL B           124857202     484     17750   SH          SOLE       0         17750       0    0
CENTENNIAL COMMUNCTNS CORP N     CL A NEW       15133V208    1550    166800   SH         DEFINED     1             0  166800    0
CENTENNIAL COMMUNCTNS CORP N     CL A NEW       15133V208    1550    166800   SH          SOLE       0        166800       0    0
CHEMTURA CORP                    COM            163893100     534     68500   SH         DEFINED     1             0   68500    0
CHEMTURA CORP                    COM            163893100     534     68500   SH          SOLE       0         68500       0    0
CITIGROUP INC                    COM            172967101    4010    136200   SH  PUT    DEFINED     1             0       0    0
CITIGROUP INC                    COM            172967101    4013    136300   SH  PUT     SOLE       0             0       0    0
CLEAR CHANNEL COMMUNICATIONS     COM            184502102    2075     60100   SH  PUT    DEFINED     1             0       0    0
CLEAR CHANNEL COMMUNICATIONS     COM            184502102    2413     69900   SH  PUT     SOLE       0             0       0    0
COMCAST CORP NEW                 CL A           20030N101    1050     57500   SH         DEFINED     1             0   57500    0
COMCAST CORP NEW                 CL A           20030N101    1050     57500   SH          SOLE       0         57500       0    0
DOMTAR CORP                      COM            257559104     769    100000   SH         DEFINED     1             0  100000    0
DOMTAR CORP                      COM            257559104     769    100000   SH          SOLE       0        100000       0    0
HAYNES INTERNATIONAL INC         COMNEW         420877201     447      6425   SH         DEFINED     1             0    6425    0
HAYNES INTERNATIONAL INC         COM NEW        420877201     447      6425   SH          SOLE       0          6425       0    0
INNOPHOS HOLDINGS INC            COM            45774N108     181     12192   SH         DEFINED     1             0   12192    0
INNOPHOS HOLDINGS INC            COM            45774N108     181     12192   SH          SOLE       0         12192       0    0
MBIA INC                         COM            55262C100     186     10000   SH         DEFINED     0             0   10000    0
MIRANT CORP NEW                  COM            60467R100     536     13749   SH         DEFINED     1             0   13749    0
MIRANT CORP NEW                  COM            60467R100     595     15272   SH          SOLE       0         15272       0    0
MORGAN STANLEY                   COM NEW        617446448     913     17200   SH  PUT    DEFINED     1             0       0    0
MORGAN STANLEY                   COM NEW        617446448     919     17300   SH  PUT     SOLE       0             0       0    0
NORTHWEST AIRLS CORP             COM            667280408   10147    699304   SH         DEFINED     1             0  699304    0
NORTHWEST AIRLS CORP             COM            667280408   10172    701014   SH          SOLE       0        701014       0    0
ROSETTA RESOURCES INC            COM            777779307     992     50000   SH         DEFINED     1             0   50000    0
ROSETTA RESOURCES INC            COM            777779307     992     50000   SH          SOLE       0         50000       0    0
SPDR TR                          UNIT SER 1     78462F103    4947     33800   SH  PUT    DEFINED     1             0       0    0
SPDR TR                          UNIT SER 1     78462F103    4932     33700   SH  PUT     SOLE       0             0       0    0
SPANISH BROADCASTING SYS INC     CL A           846425882     336    181600   SH         DEFINED     1             0  181600    0
SPANISH BROADCASTING SYS INC     CL A           846425882     336    181600   SH          SOLE       0        181600       0    0
SPECTRUM BRANDS INC              COM            84762L105     533    100000   SH         DEFINED     1             0  100000    0
SPECTRUM BRANDS INC              COM            84762L105     533    100000   SH          SOLE       0        100000       0    0
TIME WARNER CABLE INC            CL A           88732J108     597     21632   SH         DEFINED     1             0   21632    0
TIME WARNER CABLE INC            CL A           88732J108     350     12698   SH          SOLE       0         12698       0    0
UBS AG                           SHS NEW        H89231338    4600    100000   SH  PUT    DEFINED     1             0       0    0
UBS AG                           SHS NEW        H89231338    4600    100000   SH  PUT     SOLE       0             0       0    0
URBAN OUTFITTERS INC             COM            917047102    1227     45000   SH  PUT    DEFINED     1             0       0    0
URBAN OUTFITTERS INC             COM            917047102    1227     45000   SH  PUT     SOLE       0             0       0    0
USG CORP                         COM NEW        903293405     359     10025   SH         DEFINED     1             0   10025    0
USG CORP                         COM NEW        903293405     357      9975   SH          SOLE       0          9975       0    0
WINN DIXIE STORES INC            COM NEW        974280307     422     25002   SH         DEFINED     1             0   25002    0
WINN DIXIE STORES INC            COM NEW        974280307     422     25000   SH          SOLE       0         25000       0    0
GRACE W R & CO DEL NEW           COM            38388F108     647     24700   SH         DEFINED     1             0   24700    0
GRACE W R & CO DEL NEW           COM            38388F108     662     25300   SH          SOLE       0         25300       0    0
XM SATELLITE RADIO HLDGS INC     CL A           983759101     428     35000   SH         DEFINED     1             0   35000    0
XM SATELLITE RADIO HLDGS INC     CL A           983759101     428     35000   SH          SOLE       0         35000       0    0

SK 21784 0006 854808